Organization and Nature of Operations - Summary Of Principal Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2025
Agora Lab, Inc.
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Jan. 13, 2014
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of RTE-PaaS services
Place Of Incorporation	California, United States
ShengWang Hongkong Limited
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Dec. 12, 2014
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of RTE-PaaS services
Place Of Incorporation	Hong Kong
Shanghai Jiyin Network Technology Co., Ltd. ("Jiyin")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	May 26, 2020
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of RTE-PaaS services
Place Of Incorporation	PRC
Agora IO Singapore PTE. Ltd.
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Nov. 04, 2020
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of RTE-PaaS services
Place Of Incorporation	Singapore
Agora (Shanghai) Technology Co., LTD
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Feb. 06, 2023
Percentage of direct/indirect economic interest	100.00%
Principal Activities, VIEs	Research and development
Place Of Incorporation	RPC
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd ("Shengshi")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Jul. 29, 2022
Percentage of direct/indirect economic interest	100.00%
Principal Activities, VIEs	Construction of headquarters project
Place Of Incorporation	PRC